PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Growth and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.1%
Communication Services : 10.5%
576,725
Alphabet, Inc. - Class A
$ 140,201,848
5.4
1,161,610
AT&T, Inc.
32,803,866
1.2
811,712
(1)
Pinterest, Inc. - Class A
26,112,775
1.0
170,348
(1)
Take-Two Interactive
Software, Inc.
44,011,109
1.7
1,559,806
(1)
Warner Bros
Discovery, Inc.
30,463,011
1.2
273,592,609
10.5
Consumer Discretionary : 8.5%
515,320
(1)
Amazon.com, Inc.
113,148,812
4.4
5,556
Booking Holdings, Inc.
29,998,344
1.2
360,903
(1)
Chipotle Mexican Grill,
Inc.
14,143,789
0.5
124,085
Lowe's Cos., Inc.
31,183,801
1.2
166,097
Williams-Sonoma, Inc.
32,463,659
1.2
220,938,405
8.5
Consumer Staples : 4.1%
210,208
(1)
Dollar Tree, Inc.
19,837,329
0.8
1,518,637
Kenvue, Inc.
24,647,479
0.9
270,418
McCormick & Co., Inc.
18,093,668
0.7
265,929  Philip Morris
International, Inc.
43,133,684
1.7
105,712,160
4.1
Energy : 3.4%
197,960  Chesapeake Energy
Corp.
21,031,270
0.8
344,969
Chevron Corp.
53,570,236
2.0
282,141
HF Sinclair Corp.
14,767,260
0.6
89,368,766
3.4
Financials : 12.8%
266,278  American International
Group, Inc.
20,913,474
0.8
91,041
Assurant, Inc.
19,719,481
0.7
914,786
Bank of America Corp.
47,193,810
1.8
166,008  Intercontinental
Exchange, Inc.
27,969,028
1.1
181,399  PNC Financial
Services Group, Inc.
36,448,501
1.4
348,804
State Street Corp.
40,464,752
1.5
429,046
Synchrony Financial
30,483,718
1.2
120,241  Tradeweb Markets,
Inc. - Class A
13,344,346
0.5
165,034
Visa, Inc. - Class A
56,339,307
2.2
484,759
Wells Fargo & Co.
40,632,499
1.6
333,508,916
12.8
Health Care : 11.8%
226,111
Abbott Laboratories
30,285,307
1.2
179,175
AbbVie, Inc.
41,486,180
1.6
141,274
Danaher Corp.
28,008,983
1.1
125,684
Humana, Inc.
32,699,206
1.3
34,937
McKesson Corp.
26,990,230
1.0
25,827
(1)
Mettler-Toledo
International, Inc.
31,705,483
1.2
1,478,935
Pfizer, Inc.
37,683,264
1.4
70,964
Stryker Corp.
26,233,262
1.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
63,082
(1)
Thermo Fisher
Scientific, Inc.
$ 30,596,032
1.2
50,934
(1)
Vertex
Pharmaceuticals, Inc.
19,947,792
0.8
305,635,739
11.8
Industrials : 6.8%
348,196
3M Co.
54,033,055
2.1
139,633
(1)
Boeing Co.
30,136,990
1.2
48,347
(1)
Dycom Industries, Inc.
14,105,721
0.6
515,360
(1)
Gates Industrial Corp.
PLC
12,791,235
0.5
197,690  Johnson Controls
International PLC
21,736,016
0.8
32,051
Parker-Hannifin Corp.
24,299,466
0.9
63,645
(1)
Saia, Inc.
19,052,767
0.7
176,155,250
6.8
Information Technology : 33.6%
92,646
(1)
Adobe, Inc.
32,680,877
1.3
189,125
(1)
Advanced Micro
Devices, Inc.
30,598,534
1.2
813,922
Apple, Inc.
207,248,959
8.0
348,838
Broadcom, Inc.
115,085,145
4.4
536,594
Cisco Systems, Inc.
36,713,761
1.4
660,926
Intel Corp.
22,174,067
0.9
212,243  Micron Technology,
Inc.
35,512,499
1.4
403,515
Microsoft Corp.
209,000,594
8.0
547,731
NVIDIA Corp.
102,195,650
3.9
163,722
Salesforce, Inc.
38,802,114
1.5
150,304  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
41,978,404
1.6
871,990,604
33.6
Materials : 1.8%
963,410
Alcoa Corp.
31,686,555
1.2
115,169
Nucor Corp.
15,597,338
0.6
47,283,893
1.8
Real Estate : 3.1%
288,057
Boston Properties, Inc.
21,414,157
0.8
143,940  Extra Space Storage,
Inc.
20,286,904
0.8
220,418
Welltower, Inc.
39,265,263
1.5
80,966,324
3.1
Utilities : 2.7%
257,808
Duke Energy Corp.
31,903,740
1.2
451,020  Public Service
Enterprise Group, Inc.
37,642,129
1.5
10,000,000
(2)(3)
Southern Energy
—
0.0
69,545,869
2.7
Total Common Stock
(Cost $1,905,371,294)
2,574,698,535
99.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Growth and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.9%
Mutual Funds : 0.9%
22,706,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $22,706,000) $ 22,706,000 0.9
Total Short-Term
Investments
(Cost $22,706,000)
$ 22,706,000
0.9
Total Investments in
Securities
(Cost $1,928,077,294) $ 2,597,404,535 100.0
Assets in Excess of
Other Liabilities 291,254 0.0
Net Assets $ 2,597,695,789 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(4)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Growth and Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 273,592,609 $ — $ — $ 273,592,609
Consumer Discretionary 220,938,405 — — 220,938,405
Consumer Staples 105,712,160 — — 105,712,160
Energy 89,368,766 — — 89,368,766
Financials 333,508,916 — — 333,508,916
Health Care 305,635,739 — — 305,635,739
Industrials 176,155,250 — — 176,155,250
Information Technology 871,990,604 — — 871,990,604
Materials 47,283,893 — — 47,283,893
Real Estate 80,966,324 — — 80,966,324
Utilities 69,545,869 — — 69,545,869
Total Common Stock 2,574,698,535 — — 2,574,698,535
Short-Term Investments 22,706,000 — — 22,706,000
Total Investments, at fair value $ 2,597,404,535 $ — $ — $ 2,597,404,535
At September 30, 2025, Voya Growth and Income Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Southern Energy 11/30/2005 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 700,901,159
Gross Unrealized Depreciation (31,573,918)
Net Unrealized Appreciation $ 669,327,241